Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 102.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)(1)(2)	13,686	$ 2,620,869
L3Harris Technologies, Inc.(2)	6,224	1,546,477
Northrop Grumman Corp.(2)	17,902	8,006,133
Raytheon Technologies Corp.	25,063	2,482,991
Textron, Inc.(2)	25,000	1,859,500
		$ 16,515,970
Air Freight & Logistics — 0.3%
FedEx Corp.(2)	17,500	$ 4,049,325
		$ 4,049,325
Airlines — 0.1%
Southwest Airlines Co.(1)(2)	52,956	$ 2,425,385
		$ 2,425,385
Auto Components — 0.2%
Aptiv PLC(1)(2)	27,015	$ 3,233,966
		$ 3,233,966
Automobiles — 4.0%
General Motors Co.(1)	20,000	$ 874,800
Tesla, Inc.(1)(2)	58,108	62,617,181
		$ 63,491,981
Banks — 2.5%
Bank of America Corp.(2)	130,000	$ 5,358,600
Fifth Third Bancorp(2)	88,466	3,807,577
Huntington Bancshares, Inc.(2)	179,679	2,626,907
JPMorgan Chase & Co.(2)	78,928	10,759,465
KeyCorp(2)	427,924	9,576,939
Regions Financial Corp.(2)	254,924	5,674,608
Truist Financial Corp.(2)	41,626	2,360,194
		$ 40,164,290
Beverages — 1.8%
Coca-Cola Co. (The)(2)	153,082	$ 9,491,084
Constellation Brands, Inc., Class A(2)	3,691	850,111
PepsiCo, Inc.(2)	107,974	18,072,688
		$ 28,413,883
Biotechnology — 2.3%
AbbVie, Inc.(2)	46,216	$ 7,492,076
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.(2)	59,770	$ 14,453,581
Biogen, Inc.(1)(2)	15,031	3,165,529
Gilead Sciences, Inc.(2)	202,361	12,030,361
		$ 37,141,547
Building Products — 0.4%
A.O. Smith Corp.(2)	21,093	$ 1,347,632
Allegion PLC(2)	10,516	1,154,446
Trane Technologies PLC(2)	23,525	3,592,268
		$ 6,094,346
Capital Markets — 2.0%
Charles Schwab Corp. (The)(2)	34,355	$ 2,896,470
CME Group, Inc.(2)	12,294	2,924,251
Goldman Sachs Group, Inc. (The)(2)	12,655	4,177,416
Moody's Corp.(2)	24,502	8,267,220
S&P Global, Inc.(2)	25,175	10,326,281
State Street Corp.(2)	13,478	1,174,203
T. Rowe Price Group, Inc.(2)	13,079	1,977,414
		$ 31,743,255
Chemicals — 1.0%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,269,572
Corteva, Inc.	20,341	1,169,201
Dow, Inc.(2)	20,341	1,296,128
DuPont de Nemours, Inc.(2)	20,341	1,496,691
FMC Corp.	8,245	1,084,795
PPG Industries, Inc.(2)	59,416	7,787,655
		$ 16,104,042
Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	40,986	$ 5,142,513
Waste Management, Inc.	6,187	980,640
		$ 6,123,153
Communications Equipment — 1.2%
Cisco Systems, Inc.(2)	358,876	$ 20,010,926
		$ 20,010,926
Consumer Finance — 0.9%
American Express Co.(2)	30,565	$ 5,715,655
Capital One Financial Corp.	10,757	1,412,287
Discover Financial Services(2)	72,596	7,999,353
		$ 15,127,295

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.1%
WestRock Co.	21,317	$ 1,002,539
		$ 1,002,539
Distributors — 0.2%
Genuine Parts Co.(2)	13,533	$ 1,705,428
LKQ Corp.	36,841	1,672,950
		$ 3,378,378
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	22,944	$ 8,097,167
		$ 8,097,167
Diversified Telecommunication Services — 1.1%
AT&T, Inc.(2)	230,000	$ 5,434,900
Lumen Technologies, Inc.(2)	231,925	2,613,795
Verizon Communications, Inc.(2)	185,166	9,432,356
		$ 17,481,051
Electric Utilities — 0.9%
Edison International(2)	98,963	$ 6,937,306
NextEra Energy, Inc.(2)	80,000	6,776,800
NRG Energy, Inc.	23,696	908,979
		$ 14,623,085
Electrical Equipment — 0.1%
Eaton Corp. PLC(2)	11,000	$ 1,669,360
		$ 1,669,360
Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., Class A(1)(2)	3,655	$ 1,512,073
		$ 1,512,073
Entertainment — 1.8%
Netflix, Inc.(1)(2)	39,110	$ 14,650,215
Walt Disney Co. (The)(1)(2)	100,149	13,736,437
		$ 28,386,652
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.(2)	17,730	$ 4,454,131
Apartment Income REIT Corp.(2)	34,427	1,840,467
Apartment Investment and Management Co., Class A(1)(2)	34,427	252,006
Digital Realty Trust, Inc.(2)	5,247	744,025
Duke Realty Corp.(2)	20,602	1,196,152
Iron Mountain, Inc.(2)	30,000	1,662,300
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.(2)	31,281	$ 6,551,805
ProLogis, Inc.(2)	12,000	1,937,760
		$ 18,638,646
Food & Staples Retailing — 1.3%
Kroger Co. (The)(2)	154,189	$ 8,845,823
Walmart, Inc.(2)	84,524	12,587,314
		$ 21,433,137
Food Products — 1.0%
Hershey Co. (The)	5,163	$ 1,118,461
Hormel Foods Corp.(2)	21,160	1,090,586
Lamb Weston Holdings, Inc.(2)	16,086	963,712
Mondelez International, Inc., Class A(2)	212,633	13,349,100
		$ 16,521,859
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories(2)	15,787	$ 1,868,549
Baxter International, Inc.(2)	36,672	2,843,547
Edwards Lifesciences Corp.(1)(2)	66,378	7,814,018
Intuitive Surgical, Inc.(1)(2)	69,017	20,821,049
Stryker Corp.(2)	33,820	9,041,777
		$ 42,388,940
Health Care Providers & Services — 2.4%
Cigna Corp.(2)	31,281	$ 7,495,240
CVS Health Corp.(2)	52,381	5,301,481
DaVita, Inc.(1)(2)	11,550	1,306,420
McKesson Corp.(2)	7,813	2,391,794
UnitedHealth Group, Inc.(2)	42,638	21,744,101
		$ 38,239,036
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.(1)(2)	38,577	$ 780,027
Chipotle Mexican Grill, Inc.(1)(2)	3,300	5,220,699
Darden Restaurants, Inc.(2)	21,181	2,816,014
Marriott International, Inc., Class A(1)(2)	67,519	11,866,464
McDonald's Corp.(2)	35,561	8,793,524
Norwegian Cruise Line Holdings, Ltd.(1)	83,486	1,826,674
Yum! Brands, Inc.	14,466	1,714,655
		$ 33,018,057
Household Durables — 0.2%
PulteGroup, Inc.(2)	26,224	$ 1,098,786

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.(2)	8,566	$ 1,480,033
		$ 2,578,819
Household Products — 0.6%
Clorox Co. (The)(2)	27,426	$ 3,813,037
Procter & Gamble Co. (The)(2)	40,632	6,208,569
		$ 10,021,606
Industrial Conglomerates — 0.4%
3M Co.(2)	11,474	$ 1,708,249
Honeywell International, Inc.(2)	26,647	5,184,973
		$ 6,893,222
Insurance — 1.3%
American International Group, Inc.(2)	70,241	$ 4,409,027
Chubb, Ltd.(2)	35,393	7,570,563
Marsh & McLennan Cos., Inc.(2)	15,767	2,687,012
Travelers Cos., Inc. (The)(2)	35,246	6,440,502
		$ 21,107,104
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A(1)(2)	19,539	$ 54,344,798
Alphabet, Inc., Class C(1)(2)	19,042	53,184,115
Meta Platforms, Inc., Class A(1)(2)	165,317	36,759,888
		$ 144,288,801
Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)(2)	29,709	$ 96,849,855
Etsy, Inc.(1)(2)	19,158	2,380,956
		$ 99,230,811
IT Services — 2.6%
Fidelity National Information Services, Inc.(2)	62,742	$ 6,300,552
Gartner, Inc.(1)(2)	15,315	4,555,600
Global Payments, Inc.	12,000	1,642,080
International Business Machines Corp.(2)	31,360	4,077,427
Mastercard, Inc., Class A(2)	27,922	9,978,764
Visa, Inc., Class A(2)	67,196	14,902,057
		$ 41,456,480
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.(2)	61,507	$ 8,139,221
Danaher Corp.(2)	5,686	1,667,875
IQVIA Holdings, Inc.(1)	5,328	1,231,887
Security	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.(2)	23,065	$ 4,023,920
Thermo Fisher Scientific, Inc.(2)	11,871	7,011,606
		$ 22,074,509
Machinery — 1.2%
Caterpillar, Inc.	7,735	$ 1,723,513
Dover Corp.(2)	25,606	4,017,581
Ingersoll Rand, Inc.(2)	20,758	1,045,165
Parker-Hannifin Corp.(2)	12,287	3,486,559
Stanley Black & Decker, Inc.(2)	46,905	6,556,850
Westinghouse Air Brake Technologies Corp.(2)	23,000	2,211,910
		$ 19,041,578
Media — 1.6%
Comcast Corp., Class A(2)	424,547	$ 19,877,290
DISH Network Corp., Class A(1)(2)	53,534	1,694,351
Paramount Global, Class B(2)	88,076	3,330,154
		$ 24,901,795
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.(2)	94,914	$ 4,721,023
Newmont Corp.(2)	25,563	2,030,980
		$ 6,752,003
Multiline Retail — 0.4%
Dollar General Corp.(2)	10,542	$ 2,346,965
Target Corp.(2)	22,893	4,858,353
		$ 7,205,318
Multi-Utilities — 1.0%
CMS Energy Corp.(2)	177,055	$ 12,383,227
Dominion Energy, Inc.(2)	36,763	3,123,752
		$ 15,506,979
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.(2)	52,902	$ 8,614,033
Devon Energy Corp.(2)	74,500	4,405,185
Diamondback Energy, Inc.(2)	114,944	15,756,523
Exxon Mobil Corp.(2)	30,000	2,477,700
ONEOK, Inc.	26,014	1,837,369
Phillips 66(2)	57,101	4,932,955
Williams Cos., Inc. (The)	37,548	1,254,479
		$ 39,278,244

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A(2)	29,712	$ 8,091,172
		$ 8,091,172
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.(2)	106,404	$ 7,770,684
Eli Lilly & Co.(2)	12,046	3,449,613
Johnson & Johnson(2)	43,189	7,654,387
Merck & Co., Inc.(2)	111,665	9,162,113
Organon & Co.(2)	11,166	390,028
Pfizer, Inc.(2)	220,239	11,401,773
Viatris, Inc.(2)	30,036	326,792
		$ 40,155,390
Professional Services — 0.3%
Equifax, Inc.(2)	14,785	$ 3,505,524
Robert Half International, Inc.	12,784	1,459,677
		$ 4,965,201
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	14,698	$ 1,345,161
		$ 1,345,161
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.	16,972	$ 1,400,869
Norfolk Southern Corp.(2)	9,503	2,710,445
Union Pacific Corp.(2)	37,756	10,315,317
		$ 14,426,631
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(1)(2)	153,584	$ 16,792,875
Analog Devices, Inc.(2)	65,022	10,740,334
ASML Holding NV - NY Shares(2)	16,394	10,950,044
Enphase Energy, Inc.(1)(2)	47,622	9,609,167
Intel Corp.(2)	359,435	17,813,599
Microchip Technology, Inc.(2)	116,000	8,716,240
Micron Technology, Inc.(2)	95,370	7,428,369
NXP Semiconductors NV(2)	47,520	8,795,002
ON Semiconductor Corp.(1)(2)	99,333	6,219,239
Qorvo, Inc.(1)(2)	15,654	1,942,661
QUALCOMM, Inc.(2)	139,565	21,328,323
SolarEdge Technologies, Inc.(1)(2)	12,909	4,161,474
Teradyne, Inc.(2)	27,000	3,192,210
Texas Instruments, Inc.(2)	140,016	25,690,136
		$ 153,379,673
Security	Shares	Value
Software — 13.4%
Adobe, Inc.(1)(2)	43,572	$ 19,852,275
Ceridian HCM Holding, Inc.(1)	15,033	1,027,656
Datadog, Inc., Class A(1)	12,000	1,817,640
DocuSign, Inc.(1)(2)	44,315	4,747,023
Fortinet, Inc.(1)(2)	35,216	12,034,716
Microsoft Corp.(2)	447,480	137,962,559
Oracle Corp.(2)	144,902	11,987,742
Paycom Software, Inc.(1)(2)	4,241	1,468,997
salesforce.com, Inc.(1)(2)	62,922	13,359,599
ServiceNow, Inc.(1)(2)	8,997	5,010,339
Zscaler, Inc.(1)(2)	24,692	5,957,686
		$ 215,226,232
Specialty Retail — 1.4%
Advance Auto Parts, Inc.(2)	23,636	$ 4,891,707
Best Buy Co., Inc.(2)	28,506	2,591,195
Home Depot, Inc. (The)(2)	44,182	13,224,998
TJX Cos., Inc. (The)	20,000	1,211,600
		$ 21,919,500
Technology Hardware, Storage & Peripherals — 10.4%
Apple, Inc.(2)	957,934	$ 167,264,856
		$ 167,264,856
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B(2)	87,185	$ 11,731,614
		$ 11,731,614
Tobacco — 0.2%
Altria Group, Inc.(2)	25,875	$ 1,351,969
Philip Morris International, Inc.(2)	24,163	2,269,872
		$ 3,621,841

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.6%
Fastenal Co.(2)	158,488	$ 9,414,187
		$ 9,414,187
Total Common Stocks (identified cost $430,501,443)		$1,648,908,071
Total Investments — 102.9% (identified cost $430,501,443)		$1,648,908,071
Total Written Call Options — (3.2)% (premiums received $26,069,143)		$ (51,635,390)
Other Assets, Less Liabilities — 0.3%		$ 4,723,106
Net Assets — 100.0%		$1,601,995,787

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (3.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	36	$53,418,564	$14,250	4/1/22	$ (2,303,640)
NASDAQ 100 Index	36	53,418,564	14,100	4/4/22	(2,860,560)
NASDAQ 100 Index	35	51,934,715	13,900	4/6/22	(3,492,125)
NASDAQ 100 Index	36	53,418,564	14,100	4/8/22	(2,949,840)
NASDAQ 100 Index	36	53,418,564	13,650	4/11/22	(4,526,280)
NASDAQ 100 Index	35	51,934,715	14,050	4/13/22	(3,130,750)
NASDAQ 100 Index	35	51,934,715	14,500	4/14/22	(1,826,825)
NASDAQ 100 Index	35	51,934,715	14,600	4/18/22	(1,646,925)
NASDAQ 100 Index	35	51,934,715	14,750	4/20/22	(1,391,250)
NASDAQ 100 Index	35	51,934,715	15,000	4/22/22	(969,850)
NASDAQ 100 Index	34	50,450,866	15,150	4/25/22	(743,410)
NASDAQ 100 Index	35	51,934,715	15,400	4/27/22	(506,975)
S&P 500 Index	171	77,470,011	4,400	4/1/22	(2,423,925)
S&P 500 Index	171	77,470,011	4,375	4/4/22	(2,867,670)
S&P 500 Index	167	75,657,847	4,325	4/6/22	(3,636,425)
S&P 500 Index	171	77,470,011	4,370	4/8/22	(3,034,395)
S&P 500 Index	171	77,470,011	4,300	4/11/22	(4,204,890)
S&P 500 Index	169	76,563,929	4,400	4/13/22	(2,696,395)
S&P 500 Index	172	77,923,052	4,475	4/14/22	(1,789,660)
S&P 500 Index	169	76,563,929	4,530	4/18/22	(1,213,420)
S&P 500 Index	171	77,470,011	4,535	4/20/22	(1,273,950)
S&P 500 Index	170	77,016,970	4,580	4/22/22	(929,050)
S&P 500 Index	169	76,563,929	4,600	4/25/22	(807,820)
S&P 500 Index	172	77,923,052	4,675	4/27/22	(409,360)
Total					$(51,635,390)
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,648,908,071*	$ —	$ —	$1,648,908,071
Total Investments	$ 1,648,908,071	$ —	$ —	$1,648,908,071
Liability Description
Written Call Options	$ (51,635,390)	$ —	$ —	$ (51,635,390)
Total	$ (51,635,390)	$ —	$ —	$ (51,635,390)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.